Investment securities	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2023	April 30 2023	October 31 2022
Debt investment securities measured at FVOCI	$77,966	$83,920	$81,271
Debt investment securities measured at amortized cost	28,192	28,277	23,610
Equity investment securities designated at FVOCI	2,258	2,639	3,439
Equity investment securities measured at FVTPL	1,727	1,697	1,626
Debt investment securities measured at FVTPL	52	62	62
Total investment securities	$110,195	$116,595	$110,008
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$11,338	$7	$359	$10,986
Canadian provincial and municipal debt	6,696	–	420	6,276
U.S. treasury and other U.S. agency debt	32,160	28	1,660	30,528
Other foreign government debt	28,622	152	748	28,026
Other debt	2,224	1	75	2,150
Total	$81,040	$188	$3,262	$77,966

As at April 30, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$9,520	$8	$239	$9,289
Canadian provincial and municipal debt	7,914	29	292	7,651
U.S. treasury and other U.S. agency debt	34,925	54	1,522	33,457
Other foreign government debt	32,142	100	789	31,453
Other debt	2,131	4	65	2,070
Total	$86,632	$195	$2,907	$83,920

As at October 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$11,372	$4	$374	$11,002
Canadian provincial and municipal debt	5,860	1	432	5,429
U.S. treasury and other U.S. agency debt	37,690	80	2,534	35,236
Other foreign government debt	28,794	27	1,135	27,686
Other debt	1,989	1	72	1,918
Total	$85,705	$113	$4,547	$81,271

(b) Debt investment securities measured at amortized cost

	As at
	July 31, 2023		April 30, 2023		October 31, 2022
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$9,338	$9,636	$9,229	$9,455	$8,684	$9,024
U.S. treasury and other U.S. agency debt	15,570	16,626	16,357	17,141	12,212	13,042
Other foreign government debt	1,827	1,834	1,595	1,598	1,459	1,470
Corporate debt	99	96	89	83	88	74
Total	$26,834	$28,192	$27,270	$28,277	$22,443	$23,610

(1)	Balances are net of allowances, which are $1.
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at July 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,927	$418	$87	$2,258
Total	$1,927	$418	$87	$2,258

As at April 30, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,321	$480	$162	$2,639
Total	$2,321	$480	$162	$2,639

As at October 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$3,175	$487	$223	$3,439
Total	$3,175	$487	$223	$3,439
Dividend income earned on equity securities designated at FVOCI of $37 million for the three months ended July 31, 2023 (April 30, 2023 – $42 million; July 31, 2022 – $43 million) and for the nine months ended July 31, 2023 – $112 million (July 31, 2022 – $123 million) has been recognized in interest income.
During the three months ended July 31, 2023, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $778 million (April 30, 2023 – $20 million; July 31, 2022 – $80 million) and for the nine months ended July 31, 2023 – $1,586 million (July 31, 2022 – $657 million). This has resulted in a realized loss of $126 million in the three months ended July 31, 2023 (April 30, 2023 – realized loss of $3 million; July 31, 2022 – realized gain of $30 million) and for the nine months ended a realized loss of $193 million (July 31, 2022 – realized gain of $109 million).